Loans and advances to customers - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Loans and Advances to customers	€ 644,893	€ 625,122
Interest income on loans	18,440	13,914	€ 15,624
Non-subordinated
Disclosure Of Financial Assets [Line Items]
Loans and Advances to customers	644,697	624,962
Finance leases
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	160	167
Interest income on loans	292	217
Stage 1
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	9	8
Stage 2
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	28	30
Stage 3
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	€ 123	€ 129